Loans and Allowance for Credit Losses, Nonaccrual (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Nonaccrual Loans [Abstract]
Nonaccrual loans	$ 12,848	$ 15,668
Total Commercial [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	2,239	3,475
Commercial and Industrial Loans [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	538	775
Commercial Real Estate Mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	1,490	2,254
Commercial Real Estate Construction [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	187	416
Lease Financing [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	24	30
Total Consumer [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	10,609	12,193
Real estate 1-4 family first mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	8,583	9,799
Real estate 1-4 family junior lien mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	1,848	2,188
Automobile [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	137	173
Other revolving credit and installment [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	$ 41	$ 33